Condensed Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net (loss) income	$ (7,073,856)	$ 10,410,456	$ 13,521,299	$ 4,844,863
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on investments held in Trust Account	(2,613,824)	(362,360)	(3,945,497)	(23,634)
Change in fair value of warrant liabilities	5,546,250	(10,841,250)	(11,881,250)	(8,680,000)
Change in fair value of forward purchase agreement	1,500,000
Transaction costs allocable to warrant liabilities				760,022
Changes in operating assets and liabilities:
Prepaid expenses	(102,869)	220,962	438,203	(514,553)
Accrued expenses	694,952	(162,157)	(114,070)	1,176,870
Income tax payable	(378,341)	21,720	383,410
Net cash used in operating activities	(2,427,688)	(712,629)	(1,597,905)	(2,436,432)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(640,000)			(287,500,000)
Cash withdrawn from Trust Account for payment of franchise and income tax obligations	1,381,050	123,251	731,214
Net cash provided by investing activities	248,000,118	123,251	731,214	(287,500,000)
Cash withdrawn from Trust Account in connection with redemptions	247,259,068
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid				281,750,000
Proceeds from sale of Private Placement Warrants				8,250,000
Proceeds from non-convertible promissory note – related party	1,200,000			149,992
Repayment of promissory note – related party				(149,992)
Proceeds from convertible first promissory note – related party		750,000	750,000	750,000
Proceeds from convertible second promissory note – related party	640,000
Redemption of common stock	(247,259,068)
Payment of offering costs				(572,862)
Net cash (used in) provided by financing activities	(245,419,068)	750,000	750,000	290,177,138
Net Change in Cash	153,362	160,622	(116,691)	240,706
Cash – Beginning of the period	145,980	262,671	262,671	21,965
Cash – End of the period	299,342	423,293	145,980	262,671
Non-cash investing and financing activities:
Deferred underwriting fee payable				10,062,500
Cash paid for income taxes	$ 802,000		$ 367,000